Income Taxes - Summary of Loss Before Provision for Incomes Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Domestic	$ (1,837,497)	$ (124,834)	$ (119,835)
Foreign	(625)	0	0
Total	$ (1,838,122)	$ (124,834)	$ (119,835)